Business Combination - Schedule of Business Combination Identified Assets Acquired and Liabilities (Details) - Business Combination [Member]	6 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Business Combination Identified Assets Acquired and Liabilities [Line Items]
Equity consideration	$ 11,123,075
Settlement of preexisting relationship (Note 7)	1,184,115
Net consideration	9,938,960
Cash and cash equivalents	77,270
Accounts payable and accrued liabilities	2,203,441
Accounts receivable	57,093
Deferred revenue	160,509
Prepaid expenses and other current assets	78,265
Fair value of debt assumed	2,037,984
Property and equipment	2,311
Total liabilities assumed	4,401,934
Customer list	80,000
Goodwill	14,045,955
Total assets acquired	14,340,894
Liabilities assumed:
Cash and cash equivalents	77,270
Accounts payable and accrued liabilities	2,203,441
Accounts receivable	57,093
Deferred revenue	160,509
Prepaid expenses and other current assets	78,265
Fair value of debt assumed	2,037,984
Property and equipment	2,311
Total liabilities assumed	4,401,934
Customer list	80,000
Goodwill	14,045,955
Total assets acquired	14,340,894
Estimated fair value of net assets acquired	$ 9,938,960